Share Capital - Disclosure of Stock Options Activities (Details)	12 Months Ended
	Dec. 31, 2021 Share $ / shares	Dec. 31, 2020 Share $ / shares
Disclosure of classes of share capital [abstract]
Outstanding - beginning of period | Share	2,295,200	2,406,600
Weighted average exercise price - beginning of period | $ / shares	$ 7.51	$ 7.68
Granted | Share	0	25,000
Granted | $ / shares	$ 0	$ 3.90
Expired | Share	(359,900)	(136,400)
Expired | $ / shares	$ 9.22	$ 9.84
Outstanding - end of period | Share	1,935,300	2,295,200
Weighted average exercise price - end of period | $ / shares	$ 7.19	$ 7.51